Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Fair Value of Assets and Liabilities

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of September 30, 2013 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Fair value of warrant liability	$4,389	$—	$—	$4,389

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2011 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$470	$470	$—	$—

LIABILITIES:
Warrants to purchase common stock	$38	$—	$—	$38

Fair Value Measurement and Unobservable Rollforward Activity of Liabilities

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity):

Fair Value of Warrant Liability
Beginning balance at December 31, 2011	$38
Issuances	—
Adjustments to estimated fair value	(38)

Ending balance at December 31, 2012	—
Issuances	4,635
Exercises	(219)
Adjustments to estimated fair value	(27)

Ending balance at September 30, 2013	$4,389

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity):

Warrants to purchase common stock
Beginning balance at December 31, 2010	$2,400
Issuances	—
Adjustments to estimated fair value	(2,362)

Ending balance at December 31, 2011	38
Issuances	—
Adjustments to estimated fair value due to expiry	(38)

Ending balance at December 31, 2012	$—